7. MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2018
Marketable Securities
MARKETABLE SECURITIES
			Average interest rate (p.a.)
	WATM (1)	Currency		12.31.18	12.31.17
Fair value through other comprehensive income
Credit linked note (a)	1.08	US$	3.85%	16.4	15.4
Stocks (b)	-	R$ and HKD	-	139.4	328.8
				155.8	344.2
Fair value through profit and loss
Financial treasury bills (c)	5.31	R$	6.40%	295.7	166.3
Fundo de Investimentos - FIDC (d)	4.96	R$	-	14.7	-
Investment funds	-	ARS	-	-	29.7
				310.4	196.0
Amortized cost
Sovereign bonds and others (c)	3.36	AOA and R$	3.82% to 6.40%	331.4	257.0
				797.6	797.2

Current				507.0	228.4
Non-current (2)				290.6	568.8

(1)	Weighted average maturity in years.
(2)	Maturity within up to September 01, 2024.

(a)	The credit linked note is a structured operation with a first-class financial institution that bears periodic interest (LIBOR + spread) and corresponds to a credit note that contemplates the Company’s risk.

(b)	Is composed as set forth below:

		Quantity of shares		Share value		Total
Entities	Ticker	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17
Minerva	BEEF3	15,204,100	26,000,000	4.99	10.65	75.9	276.9
Cofco Meat	1610	77,583,000	77,583,000	HKD1,45 / R$0,72	HKD1,58 / R$0,67	HKD112,5 / R$55,6	HKD122,6 / R$51,9
Eletrobras	ELET6	275,039	0	28.17	-	7.7	-
Engie Brasil	EGIE3	5,055	0	33.02	-	0.2	-

(c)	Comprised of Financial Treasury Bills (“LFT”) remunerated at the rate of the Special System for Settlement and Custody (“SELIC”) and securities of the Angola Government denominated in Kwanzas.

(d)	Application in junior quotas of the Credit rights investment fund (“FIDC BRF”), as described in note 1.6.

The unrealized loss on the marketable securities measured at fair value through other comprehensive income, recorded in Shareholders' Equity, corresponds to the accumulated amount of R$98.5 net of income tax of R$43.8 (loss of R$56.3 net of income tax of R$23.0 as of December 31, 2017). The loss realized on disposal of these investments, recorded in accumulated losses, is R$64.0. The balance of expected credit losses in marketable securities measured at amortized cost at on December 31, 2018 is R$9.0, of which R$7.6 was recognized in the financial expenses for the year.

Additionally, on December 31, 2018, of the total of marketable securities, R$288.0 (R$16.2 as of December 31, 2017) were pledged as collateral (without restrictions for use) for operations with future contracts denominated in U.S. Dollars, traded on the B3 S.A. – Brasil, Bolsa, Balcão (“B3”).